Investment Properties	12 Months Ended
Dec. 31, 2024
Investment Properties [Abstract]
Investment Properties

9.      Investment Properties

At December 31, 2023, the Group has no investment properties.

	2024
	Land	Building	Total
January 1	$—	$—	$—
Acquisition through business combination (Note)	2,212,683	225,274	2,437,957
Depreciation expenses	—	(1,857)	(1,857)
Exchange difference	(41,537)	(4,699)	(46,236)
December 31	$2,171,146	$218,718	$2,389,864

December 31
Cost	$2,171,146	$220,544	$2,391,690
Accumulated depreciation	—	(1,826)	(1,826)
	$2,171,146	$218,718	$2,389,864

Note: Acquisition of investment properties through business combination please refer to Note 32 for details.

a)      Amounts recognized in profit or loss for investment properties are listed below:

	Year ended December 31,
	2023	2024
Rental income from operating leases	$—	$21,894
Direct operating expenses from property that generated rental income	—	(3,543)

b)      Information about investment properties that were pledged to the bank as collaterals is provided in Note 38.

c)      Contractual obligations:

There are no contractual obligations to purchase, construct or develop investment property or for repairs, maintenance or enhancements.

d)      Leasing arrangements:

The investment properties are leased to tenants under operating leases, with rentals payable monthly. Lease income from operating leases where the Group is a lessor is recognized in income on a straight-line basis over the lease term.

The fair value of the investment property held by the Group as of December 31, 2024 was $2,437,957, please refer to Note 32 b) for details.

Minimum lease payments receivable on leases of investment properties are as follows:

December 31, 2024
Within 1 year	$41,852
Between 1 and 2 years	50,015
Between 2 and 3 years	51,845
Between 3 and 4 years	53,675
Between 4 and 5 years	55,505
Later than 5 years	9,302
$262,194